                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

                        Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 28, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2007

                                                   RUSSELL             LIPPER
                                                 MIDCAP(R)            MID-CAP
                                                     VALUE              VALUE
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)     FUNDS INDEX(2)
  14.61%      14.04%      14.11%      14.71%       13.95%             13.51%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The six-month period ended February 28, 2007 was very strong for stocks, although the stock market ended the period on a sour note. The potential for an economic recession in the U.S. overshadowed the market for most of 2006, but several factors contributed to easing worries later in the year. The Federal Open Market Committee (the "Fed") discontinued its monetary tightening policy beginning in August, and oil prices retreated from the high set in July 2006. Inflation levels hovered above the Fed's stated acceptable range, but remained controlled. Although economic growth was clearly moderating, consumer spending was strong due to lower energy prices and income growth. For the most part, corporate earnings reports were still meeting or exceeding expectations, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity, stock buybacks and dividend increases continued to bolster positive sentiment for stocks. However, stocks encountered significant volatility in the final days of the reporting period. Observers attributed the downturn to a number of external causes, including China's major market correction on February 27 or the difficulties in the U.S. sub-prime mortgage market, but market fundamentals appeared intact.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund outperformed the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index for the six months ended February 28, 2007, assuming no deduction of applicable sales charges.

The materials sector added most to the Fund's performance relative to the Russell Midcap Value Index. A large holding in this sector contributed strong gains during the period, as a new management team helped improve the company's operating efficiencies.

Stock selection in the consumer staples sector also benefited the Fund's results, especially a consumer products company and a packaged foods company that both did well during the period. The health care sector rounded out the top three contributing sectors. Here, an acquisition announcement by one of the Fund's pharmaceutical holdings was well received by investors and the stock advanced strongly.

Although all sectors represented in the Fund's portfolio had positive returns on an absolute basis during the reporting period, two areas detracted from performance relative to the Russell Midcap Value Index. Stock selection in the industrials sector slowed the Fund's pace, due to a lagging airline stock. In addition, the industrials sector was the second best performing group in the Russell Midcap Value Index, and the Fund's underweight allocation limited the positive effect of the sector's rally. In the consumer discretionary sector, the Fund's minimal exposure to the market's strongly performing retail stocks turned out to be disadvantageous.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Diebold, Inc.                                         3.1%
   International Flavors & Fragrances, Inc.              2.8
   Sealed Air Corp.                                      2.8
   KKR Financial Corp.                                   2.8
   Marsh & McLennan Companies, Inc.                      2.7
   Hess Corp.                                            2.7
   Beckman Coulter, Inc.                                 2.6
   ACE Ltd. (Cayman Islands)                             2.6
   Nalco Holding Co.                                     2.6
   Constellation Energy Group, Inc.                      2.6

   TOP FIVE INDUSTRIES
   Property - Casualty Insurance                        7.0%
   Investment Banks/Brokers                             6.2
   Household/Personal Care                              4.9
   Electric Utilities                                   4.9
   Electronic Equipment/Instruments                     3.1

Data as of February 28, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP(R) VALUE INDEX. AS OF OCTOBER 31, 2006, THESE MARKET CAPITALIZATIONS RANGED BETWEEN $1.6 BILLION AND $17.8 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE

SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/01)         (since 10/29/01)         (since 10/29/01)          (since 10/29/01)
   SYMBOL                              MDFAX                     MDFBX                    MDFCX                    MDFDX
   1 YEAR                              17.42%(3)                 16.44%(3)                16.50%(3)                17.70%(3)
                                       11.26(4)                  11.44(4)                 15.50(4)                    --
   5 YEARS                             10.99(3)                  10.14(3)                 10.20(3)                 11.25(3)
                                        9.80(4)                   9.87(4)                 10.20(4)                    --
   SINCE INCEPTION                     11.03(3)                  10.17(3)                 10.23(3)                 11.28(3)
                                        9.91(4)                  10.05(4)                 10.23(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 - 02/28/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                   -------------       -------------       ---------------
                                                                                                             09/01/06 -
                                                                     09/01/06            02/28/07             02/28/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (14.61% return)......................................         $1,000.00           $1,146.10             $ 7.56
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.75             $ 7.10
CLASS B
Actual (14.04% return)......................................         $1,000.00           $1,140.40             $11.62
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.93             $10.94

CLASS C
Actual (14.11% return)......................................         $1,000.00           $1,141.10             $11.57
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.98             $10.89
CLASS D
Actual (14.71% return)......................................         $1,000.00           $1,147.10             $ 6.34
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.89             $ 5.96

------------------
* Expenses are equal to the Fund's annualized expense ratios of 1.42%, 2.19%, 2.18% and 1.19% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.4%)
              Aerospace & Defense
              (2.5%)
   153,086    Goodrich Corp. ..........  $  7,508,868
                                         ------------
              Biotechnology (1.8%)
   211,100    Affymetrix, Inc.*........     5,431,603
                                         ------------
              Computer Communications
              (2.2%)
   351,800    Juniper Networks,
               Inc.*...................     6,652,538
                                         ------------
              Containers/ Packaging
              (2.8%)
   129,760    Sealed Air Corp. ........     8,361,734
                                         ------------
              Drugstore Chains (2.2%)
 1,110,470    Rite Aid Corp.*..........     6,629,506
                                         ------------
              Electric Utilities (4.9%)
    97,846    Constellation Energy
               Group, Inc. ............     7,697,545
   142,530    Wisconsin Energy
               Corp. ..................     6,834,313
                                         ------------
                                           14,531,858
                                         ------------
              Electronic Components
              (1.5%)
   400,734    Flextronics International
               Ltd. (Singapore)*.......     4,380,023
                                         ------------
              Electronic Equipment/
              Instruments (3.1%)
   197,860    Diebold, Inc. ...........     9,372,628
                                         ------------
              Engineering &
              Construction (1.2%)
    74,920    McDermott International,
               Inc. (Panama)*..........     3,611,144
                                         ------------
              Financial Conglomerates
              (1.5%)
   220,810    Conseco Inc.*............     4,405,159
                                         ------------
              Food: Major Diversified
              (1.9%)
   228,490    ConAgra Foods, Inc. .....     5,764,803
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Gas Distributors (2.1%)
   259,860    NiSource, Inc. ..........  $  6,182,069
                                         ------------
              Home Furnishings (2.1%)
   202,450    Newell Rubbermaid,
               Inc. ...................     6,199,019
                                         ------------
              Hospital/Nursing
              Management (0.7%)
   294,570    Tenet Healthcare
               Corp.*..................     2,011,913
                                         ------------
              Household/Personal Care
              (4.9%)
   129,650    Estee Lauder Companies,
               Inc. (The) (Class A)....     6,207,642
   181,740    International Flavors &
               Fragrances, Inc. .......     8,505,432
                                         ------------
                                           14,713,074
                                         ------------
              Insurance Brokers/
              Services (2.7%)
   275,460    Marsh & McLennan
               Companies, Inc. ........     8,104,033
                                         ------------
              Integrated Oil (2.7%)
   151,830    Hess Corp. ..............     8,054,581
                                         ------------
              Internet Retail (1.2%)
    88,850    Amazon.com, Inc.*........     3,477,589
                                         ------------
              Investment Banks/ Brokers
              (6.2%)
    90,650    Edwards (A.G.), Inc. ....     5,820,636
   136,940    Lazard Ltd. (Class A)
               (Bermuda)...............     7,051,041
   301,520    Schwab (Charles) Corp.
               (The)...................     5,572,090
                                         ------------
                                           18,443,767
                                         ------------
              Investment Managers
              (2.1%)
   263,800    Amvescap PLC (ADR)
               (United Kingdom)........     6,296,906
                                         ------------
              Medical Distributors
              (1.0%)
    92,000    Owens & Minor, Inc. .....     3,033,240
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (3.1%)
    47,420    Applera Corp. - Applied
               Biosystems Group........  $  1,464,330
   122,620    Beckman Coulter, Inc. ...     7,867,299
                                         ------------
                                            9,331,629
                                         ------------
              Motor Vehicles (1.0%)
   376,150    Ford Motor Co. ..........     2,979,108
                                         ------------
              Office Equipment/
              Supplies (1.8%)
   115,130    Pitney Bowes, Inc. ......     5,492,852
                                         ------------
              Oil & Gas Pipelines
              (1.9%)
   393,060    El Paso Corp. ...........     5,652,203
                                         ------------
              Oilfield Services/
              Equipment (1.6%)
    83,440    Cameron International
               Corp.*..................     4,730,214
                                         ------------
              Other Consumer Services
              (2.0%)
   128,800    Apollo Group, Inc. (Class
               A)*.....................     6,090,952
                                         ------------
              Pharmaceuticals: Generic
              Drugs (0.7%)
    73,730    Watson Pharmaceuticals,
               Inc.*...................     1,943,523
                                         ------------
              Property - Casualty
              Insurers (7.0%)
   138,180    ACE Ltd. (Cayman
               Islands)................     7,760,189
   177,500    Allied World Assurance
               Holdings Ltd.
               (Bermuda)...............     7,399,975
   220,660    Aspen Insurance Holdings
               Ltd. (Bermuda)..........     5,847,490
                                         ------------
                                           21,007,654
                                         ------------
              Publishing: Newspapers
              (1.7%)
   140,950    Dow Jones & Co., Inc. ...     5,082,657
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Real Estate Investment
              Trusts (2.8%)
   298,320    KKR Financial Corp. .....  $  8,242,582
                                         ------------
              Regional Banks (1.9%)
    95,080    Northern Trust Corp. ....     5,733,324
                                         ------------
              Savings Banks (2.4%)
   527,080    Hudson City Bancorp,
               Inc. ...................     7,062,872
                                         ------------
              Semiconductors (2.0%)
   180,510    Linear Technology
               Corp. ..................     5,991,127
                                         ------------
              Services to the Health
              Industry (2.0%)
   250,306    Healthsouth Corp. .......     5,997,332
                                         ------------
              Specialty Insurance
              (0.3%)
    32,820    Security Capital
               Assurance Ltd.
               (Bermuda)...............       976,067
                                         ------------
              Specialty Stores (2.1%)
   192,350    Office Depot, Inc.*......     6,416,796
                                         ------------
              Specialty
              Telecommunications (2.5%)
   169,490    CenturyTel, Inc. ........     7,584,677
                                         ------------
              Telecommunication
              Equipment (1.8%)
   495,560    Andrew Corp.*............     5,262,847
                                         ------------
              Tobacco (1.0%)
    53,760    UST, Inc. ...............     3,121,306
                                         ------------
              Tools/Hardware (1.9%)
   111,490    Snap-On, Inc. ...........     5,585,649
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Water Utilities (2.6%)
   323,280    Nalco Holding Co.*.......  $  7,726,392
                                         ------------
              Total Common Stocks
              (Cost $230,680,247)......   285,177,818
                                         ------------
              Investment Trusts/Mutual Funds (1.2%)
    55,660    streetTRACKS Gold Trust*
              (Cost $2,723,373)........     3,699,164
                                         ------------
              Total Long-Term
              Investments
              (Cost $233,403,620)......   288,876,982
                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
              Short-Term Investment (4.2%)
              Repurchase Agreement
 $  12,530    Joint repurchase
               agreement account 5.315%
               due 03/01/07 (dated
               02/28/07; proceeds
               $12,531,850) (a)
               (Cost $12,530,000)......  $ 12,530,000
                                         ------------
Total Investments
(Cost $245,933,620) (b).....   100.8%     301,406,982
Liabilities in Excess of
Other Assets................    (0.8)      (2,308,207)
                               -----     ------------
Net Assets..................   100.0%    $299,098,775
                               =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $57,591,803 and the aggregate gross unrealized depreciation is $2,118,441, resulting in net unrealized appreciation of $55,473,362.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
SUMMARY OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED)

                                                                                  PERCENT OF
INDUSTRY                                                          VALUE        TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------
Property - Casualty Insurers................................  $ 21,007,654             7.0%
Investment Banks/Brokers....................................    18,443,767             6.1
Household/Personal Care.....................................    14,713,074             4.9
Electric Utilities..........................................    14,531,858             4.8
Repurchase Agreement........................................    12,530,000             4.2
Electronic Equipment/Instruments............................     9,372,628             3.1
Medical Specialties.........................................     9,331,629             3.1
Containers/Packaging........................................     8,361,734             2.8
Real Estate Investment Trusts...............................     8,242,582             2.7
Insurance Brokers/Services..................................     8,104,033             2.7
Integrated Oil..............................................     8,054,581             2.7
Water Utilities.............................................     7,726,392             2.6
Specialty Telecommunications................................     7,584,677             2.5
Aerospace & Defense.........................................     7,508,868             2.5
Savings Banks...............................................     7,062,872             2.3
Computer Communications.....................................     6,652,538             2.2
Drugstore Chains............................................     6,629,506             2.2
Specialty Stores............................................     6,416,796             2.1
Investment Managers.........................................     6,296,906             2.1
Home Furnishings............................................     6,199,019             2.1
Gas Distributors............................................     6,182,069             2.0
Other Consumer Services.....................................     6,090,952             2.0
Services To The Health Industry.............................     5,997,332             2.0
Semiconductors..............................................     5,991,127             2.0
Food: Major Diversified.....................................     5,764,803             1.9
Regional Banks..............................................     5,733,324             1.9
Oil & Gas Pipelines.........................................     5,652,203             1.9
Tools/Hardware..............................................     5,585,649             1.9
Office Equipment/Supplies...................................     5,492,852             1.8
Biotechnology...............................................     5,431,603             1.8
Telecommunication Equipment.................................     5,262,847             1.7
Publishing: Newspapers......................................     5,082,657             1.7
Oilfield Services/Equipment.................................     4,730,214             1.6
Financial Conglomerates.....................................     4,405,159             1.5
Electronic Components.......................................     4,380,023             1.4
Investment Trusts/Mutual Funds..............................     3,699,164             1.2
Engineering & Construction..................................     3,611,144             1.2
Internet Retail.............................................     3,477,589             1.2
Tobacco.....................................................     3,121,306             1.0
Medical Distributors........................................     3,033,240             1.0
Motor Vehicles..............................................     2,979,108             1.0
Hospital/Nursing Management.................................     2,011,913             0.7
Pharmaceuticals: Generic Drugs..............................     1,943,523             0.6
Specialty Insurance.........................................       976,067             0.3
                                                              ------------           -----
                                                              $301,406,982           100.0%
                                                              ============           =====

10
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $245,933,620).......................................  $301,406,982
Receivable for:
    Investments sold........................................     3,099,894
    Dividends...............................................       417,015
    Shares of beneficial interest sold......................       366,907
    Interest................................................         1,850
Prepaid expenses and other assets...........................        36,828
Receivable from Distributor.................................         1,794
                                                              ------------
    Total Assets............................................   305,331,270
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     5,533,889
    Shares of beneficial interest redeemed..................       404,230
    Investment advisory fee.................................       169,025
    Distribution fee........................................        46,597
    Administration fee......................................        18,781
Accrued expenses and other payables.........................        59,973
                                                              ------------
    Total Liabilities.......................................     6,232,495
                                                              ------------
    Net Assets..............................................  $299,098,775
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $226,370,164
Net unrealized appreciation.................................    55,473,362
Accumulated undistributed net investment income.............       473,090
Accumulated undistributed net realized gain.................    16,782,159
                                                              ------------
    Net Assets..............................................  $299,098,775
                                                              ============
Class A Shares:
Net Assets..................................................   $17,467,321
Shares Outstanding (unlimited authorized, $.01 par value)...     1,462,115
    Net Asset Value Per Share...............................        $11.95
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $12.61
                                                              ============
Class B Shares:
Net Assets..................................................   $45,755,236
Shares Outstanding (unlimited authorized, $.01 par value)...     4,033,140
    Net Asset Value Per Share...............................        $11.34
                                                              ============
Class C Shares:
Net Assets..................................................    $8,785,567
Shares Outstanding (unlimited authorized, $.01 par value)...       772,229
    Net Asset Value Per Share...............................        $11.38
                                                              ============
Class D Shares:
Net Assets..................................................  $227,090,651
Shares Outstanding (unlimited authorized, $.01 par value)...    18,739,547
    Net Asset Value Per Share...............................        $12.12
                                                              ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2007 (unaudited)

Net Investment Income:
Income
Dividends...................................................  $ 2,113,171
Interest....................................................      404,536
                                                              -----------
    Total Income............................................    2,517,707
                                                              -----------
Expenses
Investment advisory fee.....................................    1,061,896
Transfer agent fees and expenses............................      338,443
Distribution fee (Class A shares)...........................       18,641
Distribution fee (Class B shares)...........................      236,149
Distribution fee (Class C shares)...........................       42,022
Shareholder reports and notices.............................      160,635
Administration fee..........................................      117,988
Professional fees...........................................       27,002
Registration fees...........................................       18,607
Custodian fees..............................................       11,381
Trustees' fees and expenses.................................        2,555
Other.......................................................       13,209
                                                              -----------
    Total Expenses..........................................    2,048,528

Less: expense offset........................................       (2,018)
                                                              -----------
    Net Expenses............................................    2,046,510
                                                              -----------
    Net Investment Income...................................      471,197
                                                              -----------
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments.................................................   23,344,359
Futures contracts...........................................      332,298
                                                              -----------
    Net Realized Gain.......................................   23,676,657
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   16,134,214
Futures contracts...........................................      (95,960)
                                                              -----------
    Net Appreciation........................................   16,038,254
                                                              -----------
    Net Gain................................................   39,714,911
                                                              -----------
Net Increase................................................  $40,186,108
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2007   AUGUST 31, 2006
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $    471,197       $    867,820
Net realized gain...........................................      23,676,657         30,524,130
Net change in unrealized appreciation.......................      16,038,254          1,594,714
                                                                ------------       ------------
    Net Increase............................................      40,186,108         32,986,664
                                                                ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................         (27,967)          --
    Class D shares..........................................        (834,891)          --

Net realized gain
    Class A shares..........................................      (1,747,287)        (2,049,097)
    Class B shares..........................................      (5,332,448)        (8,985,414)
    Class C shares..........................................        (976,501)        (1,375,828)
    Class D shares..........................................     (24,088,069)       (39,580,076)
                                                                ------------       ------------
    Total Dividends and Distributions.......................     (33,007,163)       (51,990,415)
                                                                ------------       ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       7,731,800        (32,382,074)
                                                                ------------       ------------
    Net Increase (Decrease).................................      14,910,745        (51,385,825)
Net Assets:
Beginning of period.........................................     284,188,030        335,573,855
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $473,090 and $864,751, respectively).....................    $299,098,775       $284,188,030
                                                                ============       ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion; and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $635,926 at February 28, 2007.

At February 28, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is referred to as a "reimbursement plan," the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $44,653 and $367, respectively and received $12,355 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2007 aggregated $109,216,675 and $118,240,963, respectively. Included in the aforementioned transactions are purchases and sales of $327,054 and $1,294,432, respectively, with other Morgan Stanley funds, including realized gains of $427,744.

For the six months ended February 28, 2007, the Fund incurred brokerage commissions of $4,363 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        FEBRUARY 28, 2007                AUGUST 31, 2006
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     139,380   $  1,701,535          373,783   $  4,415,939
Conversion from Class B...........................     105,557      1,282,048          187,930      2,175,060
Reinvestment of dividends and distributions.......     138,985      1,627,510          167,733      1,846,739
Redeemed..........................................    (174,317)    (2,128,216)        (420,276)    (4,876,465)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     209,605      2,482,877          309,170      3,561,273
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     141,597      1,642,286          397,562      4,554,510
Conversion to Class A.............................    (110,890)    (1,282,048)        (195,778)    (2,175,060)
Reinvestment of distributions.....................     422,544      4,707,142          760,394      8,052,576
Redeemed..........................................    (612,194)    (7,168,053)      (1,434,255)   (16,238,696)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................    (158,943)    (2,100,673)        (472,077)    (5,806,670)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      41,096        484,567           93,622      1,053,107
Reinvestment of distributions.....................      83,083        928,034          123,179      1,306,931
Redeemed..........................................     (71,290)      (827,872)        (179,932)    (2,016,462)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................      52,889        584,729           36,869        343,576
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   1,139,452     14,056,021        2,634,989     31,192,643
Reinvestment of dividends and distributions.......   1,757,267     20,876,328        2,982,017     33,219,666
Redeemed..........................................  (2,280,852)   (28,167,482)      (8,096,001)   (94,892,562)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     615,867      6,764,867       (2,478,995)   (30,480,253)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................     719,418   $  7,731,800       (2,605,033)  $(32,382,074)
                                                    ==========   ============       ==========   ============

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                             FOR THE SIX            FOR THE YEAR ENDED AUGUST 31,         OCTOBER 29, 2001*
                                            MONTHS ENDED      -----------------------------------------        THROUGH
                                          FEBRUARY 28, 2007     2006       2005       2004       2003      AUGUST 31, 2002
                                          -----------------   --------   --------   --------   --------   -----------------
                                             (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....        $11.68         $12.46     $11.08     $10.11     $ 8.19         $10.00
                                                ------         ------     ------     ------     ------         ------
Income (loss) from investment
 operations:
  Net investment income (loss)++........          0.02           0.03      (0.02)     (0.02)     (0.03)         (0.04)
  Net realized and unrealized gain
   (loss)...............................          1.66           1.25       2.52       0.99       1.95          (1.76)
                                                ------         ------     ------     ------     ------         ------
Total income (loss) from investment
  operations............................          1.68           1.28       2.50       0.97       1.92          (1.80)
                                                ------         ------     ------     ------     ------         ------
Less dividends and distributions from:
  Net investment income.................         (0.02)            --         --         --         --          (0.01)
  Net realized gain.....................         (1.39)         (2.06)     (1.12)        --         --             --
                                                ------         ------     ------     ------     ------         ------
Total dividends and distributions.......         (1.41)         (2.06)     (1.12)        --         --          (0.01)
                                                ------         ------     ------     ------     ------         ------
Net asset value, end of period..........        $11.95         $11.68     $12.46     $11.08     $10.11         $ 8.19
                                                ======         ======     ======     ======     ======         ======
Total Return+...........................         14.61 %(1)     11.30%     23.55%      9.50%     23.44%        (17.99)%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)................................          1.42 %(2)      1.39%      1.40%      1.40%      1.47%          1.45 %(2)(4)
Net investment income (loss)............          0.29 %(2)      0.23%     (0.08)%    (0.14)%    (0.39)%        (0.58)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $17,467        $14,634    $11,757     $3,878     $3,173         $3,053
Portfolio turnover rate.................            39 %(1)        52%        72%       151%       165%           121 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.66% and (0.79)%, respectively.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                            FOR THE PERIOD
                                              FOR THE SIX            FOR THE YEAR ENDED AUGUST 31,         OCTOBER 29, 2001*
                                             MONTHS ENDED      -----------------------------------------        THROUGH
                                           FEBRUARY 28, 2007     2006       2005       2004       2003      AUGUST 31, 2002
                                           -----------------   --------   --------   --------   --------   -----------------
                                              (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.....        $11.18         $12.09     $10.85     $ 9.98      $8.15          $10.00
                                                 ------         ------     ------     ------      -----          ------
Income (loss) from investment operations:
  Net investment loss++..................         (0.03)         (0.06)     (0.09)     (0.10)     (0.09)          (0.10)
  Net realized and unrealized gain
   (loss)................................          1.58           1.21       2.45       0.97       1.92           (1.75)
                                                 ------         ------     ------     ------      -----          ------
Total income (loss) from investment
 operations..............................          1.55           1.15       2.36       0.87       1.83           (1.85)
                                                 ------         ------     ------     ------      -----          ------
Less dividends and distributions from:
  Net investment income..................            --             --         --         --         --            0.00++
  Net realized gain......................         (1.39)         (2.06)     (1.12)        --         --              --
                                                 ------         ------     ------     ------      -----          ------
Total dividends and distributions........         (1.39)         (2.06)     (1.12)        --         --            0.00
                                                 ------         ------     ------     ------      -----          ------
Net asset value, end of period...........        $11.34         $11.18     $12.09     $10.85      $9.98          $ 8.15
                                                 ======         ======     ======     ======      =====          ======
Total Return+............................         14.04 %(1)     10.48%     22.58%      8.72%     22.45%         (18.47)%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)...          2.19 %(2)      2.15%      2.16%      2.16%      2.24%           2.20 %(2)(4)
Net investment loss......................         (0.48)%(2)     (0.53)%    (0.84)%    (0.90)%    (1.16)%         (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands...............................       $45,755        $46,862    $56,389    $60,987    $56,823         $53,948
Portfolio turnover rate..................            39 %(1)        52%        72%       151%       165%            121 %(1)

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

22
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                  FOR THE SIX        FOR THE YEAR ENDED AUGUST 31,     OCTOBER 29, 2001*
                                                 MONTHS ENDED      ---------------------------------        THROUGH
                                               FEBRUARY 28, 2007    2006     2005     2004     2003     AUGUST 31, 2002
                                               -----------------   ------   ------   ------   ------   -----------------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period.........       $11.21         $12.11   $10.86   $ 9.98   $ 8.15         $10.00
                                                    ------         ------   ------   ------   ------         ------
Income (loss) from investment operations:
  Net investment loss++......................        (0.03)         (0.06)   (0.08)   (0.09)   (0.09)         (0.10)
  Net realized and unrealized gain (loss)....         1.59           1.22     2.45     0.97     1.92          (1.75)
                                                    ------         ------   ------   ------   ------         ------
Total income (loss) from investment
 operations..................................         1.56           1.16     2.37     0.88     1.83          (1.85)
                                                    ------         ------   ------   ------   ------         ------
Less dividends and distributions from:
  Net investment income......................           --             --       --       --       --           0.00++
  Net realized gain..........................        (1.39)         (2.06)   (1.12)      --       --             --
                                                    ------         ------   ------   ------   ------         ------
Total dividends and distributions............        (1.39)         (2.06)   (1.12)      --       --           0.00
                                                    ------         ------   ------   ------   ------         ------
Net asset value, end of period...............       $11.38         $11.21   $12.11   $10.86   $ 9.98         $ 8.15
                                                    ======         ======   ======   ======   ======         ======
Total Return+................................        14.11 %(1)     10.56%   22.66%    8.82%   22.45%        (18.48)%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         2.18 %(2)      2.13%    2.04%    2.08%    2.24%          2.20 %(2)(4)
Net investment loss..........................        (0.47)%(2)     (0.51)%  (0.72)%  (0.82)%  (1.16)%        (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in thousands......       $8,786         $8,061   $8,268   $8,119   $7,238         $6,354
Portfolio turnover rate......................           39 %(1)        52%      72%     151%     165%           121 %(1)

---------------------

    *    Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
    +    Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                             FOR THE SIX              FOR THE YEAR ENDED AUGUST 31,           OCTOBER 29, 2001*
                                            MONTHS ENDED      ---------------------------------------------        THROUGH
                                          FEBRUARY 28, 2007     2006        2005        2004        2003       AUGUST 31, 2002
                                          -----------------   ---------   ---------   ---------   ---------   -----------------
                                             (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period....        $11.84          $12.58      $11.15      $10.15      $ 8.21          $10.00
                                                ------          ------      ------      ------      ------          ------
Income (loss) from investment
 operations:
  Net investment income (loss)++........          0.03            0.06        0.02        0.01       (0.01)          (0.04)
  Net realized and unrealized gain
   (loss)...............................          1.69            1.26        2.53        0.99        1.95           (1.73)
                                                ------          ------      ------      ------      ------          ------
Total income (loss) from investment
  operations............................          1.72            1.32        2.55        1.00        1.94           (1.77)
                                                ------          ------      ------      ------      ------          ------
Less dividends and distributions from:
  Net investment income.................         (0.05)             --          --          --          --           (0.02)
  Net realized gain.....................         (1.39)          (2.06)      (1.12)         --          --              --
                                                ------          ------      ------      ------      ------          ------
Total dividends and distributions.......         (1.44)          (2.06)      (1.12)         --          --           (0.02)
                                                ------          ------      ------      ------      ------          ------
Net asset value, end of period..........        $12.12          $11.84      $12.58      $11.15      $10.15          $ 8.21
                                                ======          ======      ======      ======      ======          ======
Total Return+...........................         14.71 %(1)      11.54%      23.87%       9.75%      23.63%         (17.76)%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)................................          1.19 %(2)       1.15%       1.16%       1.16%       1.24%           1.20 %(2)(4)
Net investment income (loss)............          0.52 %(2)       0.47%       0.16%       0.10%      (0.16)%         (0.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands..............................      $227,091        $214,631    $259,160    $236,039    $209,035         $95,150
Portfolio turnover rate.................            39 %(1)         52%         72%        151%        165%            121 %(1)

---------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the month.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.41% and (0.54)%, respectively.

24
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and therefore, the meeting was adjourned until August 23, 2006, and later adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                                 FOR          WITHHOLD       ABSTAIN       BNV*
                                                              -------------------------------------------------
Frank L. Bowman.............................................  13,694,617      464,383           0           0
Kathleen A. Dennis..........................................  13,682,332      476,668           0           0
James F. Higgins............................................  13,694,389      464,611           0           0
Joseph J. Kearns............................................  13,694,191      464,809           0           0
Michael F. Klein............................................  13,695,992      463,008           0           0
W. Allen Reed...............................................  13,688,029      470,971           0           0
Fergus Reid.................................................  13,692,162      466,838           0           0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Modify certain fundamental investment restrictions:

                                                              FOR           AGAINST        ABSTAIN        BNV*
                                                           -----------------------------------------------------
Modify fundamental policy regarding diversification......  13,047,856       340,636        400,896       369,612
Modify fundamental policy regarding borrowing money......  12,968,871       405,533        414,984       369,612
Modify fundamental policy regarding loans................  12,984,831       391,756        412,801       369,612
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts..............................................  13,007,311       364,979        417,098       369,612
Modify fundamental policy regarding issuance of senior
  securities.............................................  13,017,030       351,755        420,603       369,612

------------------

 * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value Fund

Semiannual Report
February 28, 2007

[MORGAN STANLEY LOGO]

MDPSAN-IU07-00454P-Y02/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2007


                                        3